CARILLON ACCOUNT

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Carillon Account

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Carillon Account (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 2006.

CARILLON ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger):
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
39,334.906 shares at $99.95 per share (cost $2,733,866)		$3,931,523
Alger Mid Cap Growth Portfolio, Class I-2 (Mid Cap) -
109,100.050 shares at $33.24 per share (cost $2,152,648)		3,626,486
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
298,878.059 shares at $10.28 per share (cost $2,623,756)		3,072,466
American Century VP Value Fund Portfolio, Class I (Value) -
240,952.379 shares at $11.17 per share (cost $1,954,355)		2,691,438
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
35,779.920 shares at $20.54 per share (cost $648,211)		734,919
American Century VP International Fund Portfolio, Class I (International) -
3,711.318 shares at $14.10 per share (cost $34,753)		52,330
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
406,251.002 shares at $42.36 per share (cost $9,936,447)		17,208,793
DWS CROCI(R) International VIP, Class A (International) -
508,243.745 shares at $7.24 per share (cost $4,406,704)		3,679,685
DWS Variable Series II (Scudder):
DWS Government Money Market VIP Portfolio, Class A (Money Market) -
5,011,260.800 shares at $1.00 per share (cost $5,011,261)	$5,011,260
Dividends Receivable	26
Total		5,011,286
DWS Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
15,704.664 shares at $12.00 per share (cost $195,339)		188,456
DWS International Growth VIP Portfolio, Class A (Global) -
4,157.887 shares at $17.65 per share (cost $42,077)		73,387
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Growth VIP Fund Portfolio, Class 2 (Growth Securities) -
5,339.878 shares at $11.17 per share (cost $64,513)		59,646
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign Securities) -
104,623.084 shares at $13.28 per share (cost $1,451,618)		1,389,394
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
125,698.971 shares at $13.82 per share (cost $2,067,624)		1,737,159
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
939.353 shares at $15.04 per share (cost $13,880)		14,127
AIM Variable Insurance Funds (AIM):
Invesco V.I. Equity and Income Fund Portfolio, Series I (Equity & Income) -
1,346.832 shares at $17.93 per share (cost $21,090)		24,149

The accompanying notes are an integral part of these financial statements.

FS-3

CARILLON ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM), continued:
Invesco V.I. Value Opportunities Fund Portfolio, Series I (Basic Value) -
16,248.103 shares at $5.62 per share (cost $114,292)	$91,315
Invesco V.I. American Franchise Fund Portfolio, Series I (American Franchise) -
48,972.282 shares at $89.10 per share (cost $2,396,769)	4,363,430
Invesco V.I. International Growth Fund Portfolio, Series I (Intl Growth) -
10,863.270 shares at $42.52 per share (cost $359,132)	461,906
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
9,835.647 shares at $14.69 per share (cost $150,634)	144,485
Invesco Oppenheimer V.I. Capital Appreciation Fund Portfolio, Series I (Cap App) -
225.053 shares at $70.34 per share (cost $11,034)	15,830
Invesco Oppenheimer V.I. Global Fund Portfolio, Series I (Global Securities) -
68,864.587 shares at $52.12 per share (cost $2,425,965)	3,589,223
Invesco Oppenheimer V.I. Main Street(R) Fund Portfolio, Series I (Growth & Income) -
78,206.680 shares at $29.91 per share (cost $1,991,797)	2,339,162
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
49,396.162 shares at $11.72 per share (cost $545,349)	578,923
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
277,949.154 shares at $17.13 per share (cost $5,184,035)	4,761,269
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
107,331.417 shares at $17.73 per share (cost $1,518,557)	1,902,987
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
9,796.083 shares at $15.40 per share (cost $142,646)	150,859
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
59,866.540 shares at $30.69 per share (cost $1,562,748)	1,837,304
MFS Variable Insurance Trust (MFS):
MFS(R) Growth Series, Initial Class (Growth) -
149,755.031 shares at $73.81 per share (cost $5,239,016)	11,053,418
MFS(R) Investors Trust Series, Initial Class (Investor Trust) -
180,221.069 shares at $36.57 per share (cost $4,341,988)	6,590,685
MFS(R) New Discovery Series, Initial Class (New Discovery) -
101,720.798 shares at $26.96 per share (cost $1,762,919)	2,742,393
MFS(R) Total Return Series, Initial Class (Total Return) -
72,032.266 shares at $26.02 per share (cost $1,539,416)	1,874,280
MFS(R) Utilities Series, Initial Class (Utilities) -
23,429.173 shares at $35.33 per share (cost $687,080)	827,753
MFS Variable Insurance Trust II (MFS):
MFS(R) High Yield Portfolio, Initial Class (High Yield) -
364,298.388 shares at $5.68 per share (cost $2,171,219)	2,069,215

The accompanying notes are an integral part of these financial statements.

FS-4

CARILLON ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS), continued:
MFS(R) Research International Portfolio, Initial Class (Research) -
110,261.857 shares at $18.14 per share (cost $1,663,088)	$2,000,150
Columbia Funds Variable Series Trust II (Seligman):
Columbia Variable Portfolio - Seligman Global Technology
Fund Portfolio, Class 2 (Global Tech) -
64,991.081 shares at $28.26 per share (cost $1,321,495)	1,836,648
Columbia Variable Portfolio - Select Small Cap Value
Fund Portfolio, Class 2 (Smaller Value) -
131,114.737 shares at $26.62 per share (cost $1,731,607)	3,490,275
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
59,600.619 shares at $93.77 per share (cost $4,623,821)	5,588,750
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
190,495.606 shares at $58.07 per share (cost $10,453,196)	11,062,080
Calvert VP S&P 500 Index Portfolio (S&P 500) -
339,842.021 shares at $165.98 per share (cost $38,723,284)	56,406,979
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq 100) -
69,295.189 shares at $122.67 per share (cost $2,997,566)	8,500,441
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell) -
92,060.855 shares at $89.92 per share (cost $6,381,588)	8,278,113
Calvert VP S&P MidCap 400 Index Portfolio, Class I (Midcap 400) -
125,017.067 shares at $120.57 per share (cost $9,878,605)	15,073,308
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
177,836.055 shares at $19.10 per share (cost $2,945,421)	3,396,668
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
18,791.617 shares at $19.99 per share (cost $326,041)	375,645
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
1,601,860.188 shares at $2.52 per share (cost $3,162,908)	4,036,688
Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
22,289.944 shares at $46.73 per share (cost $656,725)	1,041,610
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity Inc. SC2) -
9,854.085 shares at $23.18 per share (cost $203,838)	228,418
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Inc. SC2) -
598,240.892 shares at $5.09 per share (cost $3,175,382)	3,045,046
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
11,505.687 shares at $37.29 per share (cost $355,307)	429,047

The accompanying notes are an integral part of these financial statements.

FS-5

CARILLON ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
319,837.815 shares at $13.72 per share (cost $4,038,120)	$4,388,175
Third Avenue Variable Series Trust (Third Avenue):
FFI Strategies Portfolio (Value) -
12,311.472 shares at $15.27 per share (cost $184,178)	187,996
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
79,236.596 shares at $48.48 per share (cost $1,685,677)	3,841,390
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
80,562.825 shares at $11.59 per share (cost $897,083)	933,724
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
43,998.852 shares at $10.38 per share (cost $458,065)	456,708
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
953.920 shares at $13.92 per share (cost $11,569)	13,279
ALPS Variable Investment Trust (Ibbotson):
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
2,059.997 shares at $11.46 per share (cost $22,090)	23,608
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
972.590 shares at $11.02 per share (cost $10,214)	10,718
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
21,109.860 shares at $11.24 per share (cost $228,090)	237,275
Ivy Variable Insurance Portfolios (Ivy):
Ivy VIP Balanced Portfolio, Class II (Balanced) -
2,905.988 shares at $8.71 per share (cost $22,508)	25,309

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$223,797,729

The accompanying notes are an integral part of these financial statements.

FS-6

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FS-7

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Capital App

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(48,533)
Net investment income(loss)	(48,533)

Realized gain(loss) on investments:
Net realized gain distributions	502,112
Net realized gain(loss) on sale of fund shares	196,714
Net realized gain(loss)	698,826

Change in unrealized appreciation/depreciation	524,466

Net increase(decrease) in net assets resulting
from operations	$1,174,759

	Capital App

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(48,533)	$(43,843)
Net realized gain(loss)	698,826	458,997
Net change in unrealized appreciation/depreciation	524,466	422,433
Net increase(decrease) in net assets resulting
from operations	1,174,759	837,587

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,924	36,789
Subaccounts transfers (including fixed account), net	(132,808)	(6,834)
Transfers for policyowner benefits and terminations	(406,192)	(377,013)
Policyowner maintenance charges	(500)	(510)
Net increase(decrease) from policyowner transactions	(466,576)	(347,568)

Total increase(decrease) in net assets	708,183	490,019
Net assets at beginning of period	3,223,340	2,733,321
Net assets at end of period	$3,931,523	$3,223,340

The accompanying notes are an integral part of these financial statements.

FS-8

Alger		American Century
		Income &
Mid Cap		Growth		Value

2020		2020		2020

$-		$54,941		$56,964
(39,822)		(46,207)		(34,725)
(39,822)		8,734		22,239

396,730		139,444		67,759
189,214		11,500		146,526
585,944		150,944		214,285

910,029		119,738		(304,535)

$1,456,151		$279,416		$(68,011)

Mid Cap		Income & Growth		Value

2020	2019	2020	2019	2020	2019

$(39,822)	$(37,962)	$8,734	$12,322	$22,239	$23,036
585,944	403,596	150,944	286,458	214,285	341,814
910,029	283,368	119,738	291,181	(304,535)	345,880

1,456,151	649,002	279,416	589,961	(68,011)	710,730

46,482	37,278	20,809	23,320	26,800	30,129
(103,824)	(64,005)	(41,183)	28,058	(161,361)	(226,021)
(411,639)	(314,693)	(226,495)	(303,283)	(343,894)	(308,883)
(538)	(554)	(14,650)	(15,384)	(768)	(1,000)
(469,519)	(341,974)	(261,519)	(267,289)	(479,223)	(505,775)

986,632	307,028	17,897	322,672	(547,234)	204,955
2,639,854	2,332,826	3,054,569	2,731,897	3,238,672	3,033,717
$3,626,486	$2,639,854	$3,072,466	$3,054,569	$2,691,438	$3,238,672

FS-9

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Mid Cap
	Value

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,071
Mortality and expense risk charge	(9,153)
Net investment income(loss)	2,918

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(5,230)
Net realized gain(loss)	(5,230)

Change in unrealized appreciation/depreciation	(4,068)

Net increase(decrease) in net assets resulting
from operations	$(6,380)

	Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,918	$4,951
Net realized gain(loss)	(5,230)	84,111
Net change in unrealized appreciation/depreciation	(4,068)	88,396
Net increase(decrease) in net assets resulting
from operations	(6,380)	177,458

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,579	16,435
Subaccounts transfers (including fixed account), net	7,107	(29,123)
Transfers for policyowner benefits and terminations	(57,122)	(56,070)
Policyowner maintenance charges	(125)	(165)
Net increase(decrease) from policyowner transactions	(36,561)	(68,923)

Total increase(decrease) in net assets	(42,941)	108,535
Net assets at beginning of period	777,860	669,325
Net assets at end of period	$734,919	$777,860

The accompanying notes are an integral part of these financial statements.

FS-10

American Century		Scudder

International		Capital Growth		International

2020		2020		2020

$223		$72,506		$116,723
(877)		(199,696)		(45,434)
(654)		(127,190)		71,289

675		985,533		-
2,030		449,379		(160,713)
2,705		1,434,912		(160,713)

6,876		3,478,398		107,984

$8,927		$4,786,120		$18,560

International		Capital Growth		International

2020	2019	2020	2019	2020	2019

$(654)	$(511)	$(127,190)	$(120,694)	$71,289	$64,835
2,705	3,915	1,434,912	1,837,705	(160,713)	(138,186)
6,876	8,868	3,478,398	2,141,410	107,984	766,755

8,927	12,272	4,786,120	3,858,421	18,560	693,404

1,734	754	36,015	130,325	36,179	58,661
(6,295)	(4,833)	(287,312)	(272,511)	31,647	(100,791)
(6,949)	(1,856)	(1,003,300)	(1,383,415)	(410,871)	(240,568)
(54)	(58)	(3,195)	(3,440)	(781)	(1,047)
(11,564)	(5,993)	(1,257,792)	(1,529,041)	(343,826)	(283,745)

(2,637)	6,279	3,528,328	2,329,380	(325,266)	409,659
54,967	48,688	13,680,465	11,351,085	4,004,951	3,595,292
$52,330	$54,967	$17,208,793	$13,680,465	$3,679,685	$4,004,951

FS-11

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Money
	Market

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,095
Mortality and expense risk charge	(69,315)
Net investment income(loss)	(59,220)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(59,220)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(59,220)	$15,275
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(59,220)	15,275

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	191,979	127,445
Subaccounts transfers (including fixed account), net	2,645,294	2,443,392
Transfers for policyowner benefits and terminations	(1,840,598)	(2,396,567)
Policyowner maintenance charges	(1,380)	(1,558)
Net increase(decrease) from policyowner transactions	995,295	172,712

Total increase(decrease) in net assets	936,075	187,987
Net assets at beginning of period	4,075,211	3,887,224
Net assets at end of period	$5,011,286	$4,075,211

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder				Franklin Templeton
				Growth
Mid Value		Global		Securities

2020		2020		2020

$2,283		$900		$1,548
(2,234)		(1,049)		(961)
49		(149)		587

13,271		-		-
(2,576)		509		(232)
10,695		509		(232)

(14,518)		12,464		1,855

$(3,774)		$12,824		$2,210

Mid Value		Global		Growth Securities

2020	2019	2020	2019	2020	2019

$49	$(1,273)	$(149)	$(274)	$587	$487
10,695	13,172	509	5,482	(232)	9,899
(14,518)	22,515	12,464	10,504	1,855	(3,911)

(3,774)	34,414	12,824	15,712	2,210	6,475

1,144	1,732	1,390	1,560	-	-
(1,293)	(1,707)	(514)	(475)	1,440	1,705
(3,964)	(15,868)	(128)	(16,338)	-	-
(78)	(85)	-	-	(9)	(15)
(4,191)	(15,928)	748	(15,253)	1,431	1,690

(7,965)	18,486	13,572	459	3,641	8,165
196,421	177,935	59,815	59,356	56,005	47,840
$188,456	$196,421	$73,387	$59,815	$59,646	$56,005

FS-13

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton
	Foreign
	Securities

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$44,805
Mortality and expense risk charge	(17,841)
Net investment income(loss)	26,964

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(49,993)
Net realized gain(loss)	(49,993)

Change in unrealized appreciation/depreciation	(56,015)

Net increase(decrease) in net assets resulting
from operations	$(79,044)

	Foreign Securities

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$26,964	$5,562
Net realized gain(loss)	(49,993)	10,640
Net change in unrealized appreciation/depreciation	(56,015)	153,015
Net increase(decrease) in net assets resulting
from operations	(79,044)	169,217

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(20,590)	(14,208)
Transfers for policyowner benefits and terminations	(175,561)	(74,552)
Policyowner maintenance charges	(304)	(411)
Net increase(decrease) from policyowner transactions	(196,455)	(89,171)

Total increase(decrease) in net assets	(275,499)	80,046
Net assets at beginning of period	1,664,893	1,584,847
Net assets at end of period	$1,389,394	$1,664,893

The accompanying notes are an integral part of these financial statements.

FS-14

Franklin Templeton				AIM
Global				Equity &
Bond		Income		Income

2020		2020		2020

$128,760		$764		$531
(30,715)		(176)		(395)
98,045		588		136

-		11		979
(70,689)		(8)		41
(70,689)		3		1,020

(154,770)		(681)		552

$(127,414)		$(90)		$1,708

Global Bond		Income		Equity & Income

2020	2019	2020	2019	2020	2019

$98,045	$101,698	$588	$486	$136	$160
(70,689)	(28,283)	3	206	1,020	1,753
(154,770)	(67,779)	(681)	921	552	1,759

(127,414)	5,636	(90)	1,613	1,708	3,672

4,103	5,376	60	310	-	-
176,092	(5,589)	-	1,119	-	-
(147,723)	(261,395)	-	-	(817)	(866)
(14,006)	(15,128)	(3)	-	(32)	(34)
18,466	(276,736)	57	1,429	(849)	(900)

(108,948)	(271,100)	(33)	3,042	859	2,772
1,846,107	2,117,207	14,160	11,118	23,290	20,518
$1,737,159	$1,846,107	$14,127	$14,160	$24,149	$23,290

FS-15

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Basic Value

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$296
Mortality and expense risk charge	(1,463)
Net investment income(loss)	(1,167)

Realized gain(loss) on investments:
Net realized gain distributions	3,360
Net realized gain(loss) on sale of fund shares	(8,145)
Net realized gain(loss)	(4,785)

Change in unrealized appreciation/depreciation	5,504

Net increase(decrease) in net assets resulting
from operations	$(448)

	Basic Value

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,167)	$(1,531)
Net realized gain(loss)	(4,785)	19,917
Net change in unrealized appreciation/depreciation	5,504	4,437
Net increase(decrease) in net assets resulting
from operations	(448)	22,823

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	656	426
Subaccounts transfers (including fixed account), net	1	-
Transfers for policyowner benefits and terminations	(12,449)	(339)
Policyowner maintenance charges	(10)	(12)
Net increase(decrease) from policyowner transactions	(11,802)	75

Total increase(decrease) in net assets	(12,250)	22,898
Net assets at beginning of period	103,565	80,667
Net assets at end of period	$91,315	$103,565

The accompanying notes are an integral part of these financial statements.

FS-16

AIM
American		Intl
Franchise		Growth		Global

2020		2020		2020

$2,591		$9,566		$7,462
(51,843)		(6,123)		(2,185)
(49,252)		3,443		5,277

270,327		9,216		4,167
318,161		16,257		(1,945)
588,488		25,473		2,222

770,393		17,233		(30,183)

$1,309,629		$46,149		$(22,684)

American Franchise		Intl Growth		Global

2020	2019	2020	2019	2020	2019

$(49,252)	$(48,328)	$3,443	$847	$5,277	$5,097
588,488	600,766	25,473	54,693	2,222	2,884
770,393	485,975	17,233	77,256	(30,183)	24,046

1,309,629	1,038,413	46,149	132,796	(22,684)	32,027

22,979	28,078	9,793	14,058	1,836	3,938
(258,856)	(27,954)	(50,731)	(36,603)	(3,728)	(1,079)
(560,461)	(214,956)	(78,625)	(103,831)	(7,237)	(15,414)
(1,094)	(1,125)	(230)	(265)	(83)	(99)
(797,432)	(215,957)	(119,793)	(126,641)	(9,212)	(12,654)

512,197	822,456	(73,644)	6,155	(31,896)	19,373
3,851,233	3,028,777	535,550	529,395	176,381	157,008
$4,363,430	$3,851,233	$461,906	$535,550	$144,485	$176,381

FS-17

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Cap App

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(991)
Net investment income(loss)	(991)

Realized gain(loss) on investments:
Net realized gain distributions	2,015
Net realized gain(loss) on sale of fund shares	29,444
Net realized gain(loss)	31,459

Change in unrealized appreciation/depreciation	(21,015)

Net increase(decrease) in net assets resulting
from operations	$9,453

	Cap App

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(991)	$(1,797)
Net realized gain(loss)	31,459	12,040
Net change in unrealized appreciation/depreciation	(21,015)	17,988
Net increase(decrease) in net assets resulting
from operations	9,453	28,231

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(8,495)
Transfers for policyowner benefits and terminations	(97,298)	(961)
Policyowner maintenance charges	(31)	(51)
Net increase(decrease) from policyowner transactions	(97,329)	(9,507)

Total increase(decrease) in net assets	(87,876)	18,724
Net assets at beginning of period	103,706	84,982
Net assets at end of period	$15,830	$103,706

The accompanying notes are an integral part of these financial statements.

FS-18

AIM				Van Kampen
Global		Growth &
Securities		Income		Core+Fixed

2020		2020		2020

$20,786		$31,836		$14,521
(42,379)		(30,928)		(8,103)
(21,593)		908		6,418

108,300		209,658		5,308
91,612		65,470		6,144
199,912		275,128		11,452

552,107		(35,733)		14,876

$730,426		$240,303		$32,746

Global Securities		Growth & Income		Core+Fixed

2020	2019	2020	2019	2020	2019

$(21,593)	$(15,911)	$908	$(7,415)	$6,418	$14,274
199,912	538,710	275,128	400,786	11,452	1,354
552,107	301,946	(35,733)	194,024	14,876	33,694

730,426	824,745	240,303	587,395	32,746	49,322

40,497	41,518	21,606	25,678	4,644	5,646
(203,322)	(134,638)	4,229	(55,739)	39,911	14,672
(269,565)	(324,751)	(331,018)	(157,072)	(77,105)	(32,051)
(497)	(590)	(613)	(655)	(214)	(197)
(432,887)	(418,461)	(305,796)	(187,788)	(32,764)	(11,930)

297,539	406,284	(65,493)	399,607	(18)	37,392
3,291,684	2,885,400	2,404,655	2,005,048	578,941	541,549
$3,589,223	$3,291,684	$2,339,162	$2,404,655	$578,923	$578,941

FS-19

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S.
	Real Estate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$128,690
Mortality and expense risk charge	(73,269)
Net investment income(loss)	55,421

Realized gain(loss) on investments:
Net realized gain distributions	127,761
Net realized gain(loss) on sale of fund shares	(120,705)
Net realized gain(loss)	7,056

Change in unrealized appreciation/depreciation	(928,668)

Net increase(decrease) in net assets resulting
from operations	$(866,191)

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$55,421	$18,064
Net realized gain(loss)	7,056	309,093
Net change in unrealized appreciation/depreciation	(928,668)	565,047
Net increase(decrease) in net assets resulting
from operations	(866,191)	892,204

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,732	57,997
Subaccounts transfers (including fixed account), net	623,089	(233,354)
Transfers for policyowner benefits and terminations	(425,308)	(641,902)
Policyowner maintenance charges	(20,331)	(22,289)
Net increase(decrease) from policyowner transactions	243,182	(839,548)

Total increase(decrease) in net assets	(623,009)	52,656
Net assets at beginning of period	5,384,278	5,331,622
Net assets at end of period	$4,761,269	$5,384,278

The accompanying notes are an integral part of these financial statements.

FS-20

Van Kampen		Neuberger Berman
Emerging
Markets		Regency		Equity

2020		2020		2020

$23,665		$1,652		$9,833
(27,574)		(1,934)		(22,004)
(3,909)		(282)		(12,171)

28,716		-		67,544
19,422		(6,478)		(4,309)
48,138		(6,478)		63,235

200,206		(2,418)		220,679

$244,435		$(9,178)		$271,743

Emerging Markets		Regency		Equity

2020	2019	2020	2019	2020	2019

$(3,909)	$(10,502)	$(282)	$(1,488)	$(12,171)	$(8,787)
48,138	137,868	(6,478)	26,877	63,235	92,006
200,206	170,219	(2,418)	1,655	220,679	53,876

244,435	297,585	(9,178)	27,044	271,743	137,095

25,658	24,642	218	660	10,732	9,389
(123,618)	(9,873)	(16,941)	(19,953)	(70,112)	1,730,175
(138,483)	(218,571)	(2,072)	(20,078)	(104,814)	(146,189)
(7,997)	(8,423)	(45)	(53)	(467)	(248)
(244,440)	(212,225)	(18,840)	(39,424)	(164,661)	1,593,127

(5)	85,360	(28,018)	(12,380)	107,082	1,730,222
1,902,992	1,817,632	178,877	191,257	1,730,222	-
$1,902,987	$1,902,992	$150,859	$178,877	$1,837,304	$1,730,222

FS-21

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(131,046)
Net investment income(loss)	(131,046)

Realized gain(loss) on investments:
Net realized gain distributions	629,171
Net realized gain(loss) on sale of fund shares	375,702
Net realized gain(loss)	1,004,873

Change in unrealized appreciation/depreciation	1,736,810

Net increase(decrease) in net assets resulting
from operations	$2,610,637

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(131,046)	$(115,096)
Net realized gain(loss)	1,004,873	1,140,201
Net change in unrealized appreciation/depreciation	1,736,810	1,533,744
Net increase(decrease) in net assets resulting
from operations	2,610,637	2,558,849

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	48,193	48,770
Subaccounts transfers (including fixed account), net	(189,645)	(150,719)
Transfers for policyowner benefits and terminations	(493,525)	(652,260)
Policyowner maintenance charges	(2,400)	(2,524)
Net increase(decrease) from policyowner transactions	(637,377)	(756,733)

Total increase(decrease) in net assets	1,973,260	1,802,116
Net assets at beginning of period	9,080,158	7,278,042
Net assets at end of period	$11,053,418	$9,080,158

The accompanying notes are an integral part of these financial statements.

FS-22

MFS
Investor		New
Trust		Discovery		Total Return

2020		2020		2020

$37,733		$-		$39,151
(80,246)		(32,930)		(23,911)
(42,513)		(32,930)		15,240

180,496		216,100		45,369
130,847		152,326		22,390
311,343		368,426		67,759

433,610		564,597		59,560

$702,440		$900,093		$142,559

Investor Trust		New Discovery		Total Return

2020	2019	2020	2019	2020	2019

$(42,513)	$(39,797)	$(32,930)	$(33,242)	$15,240	$17,024
311,343	519,436	368,426	477,132	67,759	133,645
433,610	1,055,370	564,597	314,346	59,560	188,676

702,440	1,535,009	900,093	758,236	142,559	339,345

26,117	32,708	18,935	16,383	7,614	13,877
(108,644)	(111,540)	(326,375)	(37,220)	15,949	(182,372)
(335,063)	(443,029)	(369,076)	(175,350)	(112,153)	(591,334)
(1,113)	(1,389)	(685)	(708)	(430)	(494)
(418,703)	(523,250)	(677,201)	(196,895)	(89,020)	(760,323)

283,737	1,011,759	222,892	561,341	53,539	(420,978)
6,306,948	5,295,189	2,519,501	1,958,160	1,820,741	2,241,719
$6,590,685	$6,306,948	$2,742,393	$2,519,501	$1,874,280	$1,820,741

FS-23

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$21,926
Mortality and expense risk charge	(11,906)
Net investment income(loss)	10,020

Realized gain(loss) on investments:
Net realized gain distributions	22,862
Net realized gain(loss) on sale of fund shares	28,404
Net realized gain(loss)	51,266

Change in unrealized appreciation/depreciation	(25,127)

Net increase(decrease) in net assets resulting
from operations	$36,159

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,020	$24,857
Net realized gain(loss)	51,266	30,047
Net change in unrealized appreciation/depreciation	(25,127)	140,967
Net increase(decrease) in net assets resulting
from operations	36,159	195,871

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,377	13,126
Subaccounts transfers (including fixed account), net	(133,724)	(41,978)
Transfers for policyowner benefits and terminations	(38,754)	(78,813)
Policyowner maintenance charges	(138)	(144)
Net increase(decrease) from policyowner transactions	(158,239)	(107,809)

Total increase(decrease) in net assets	(122,080)	88,062
Net assets at beginning of period	949,833	861,771
Net assets at end of period	$827,753	$949,833

The accompanying notes are an integral part of these financial statements.

FS-24

MFS				Seligman
High				Global
Yield		Research		Tech

2020		2020		2020

$110,989		$38,508		$-
(28,372)		(32,097)		(21,381)
82,617		6,411		(21,381)

-		64,488		119,853
(26,138)		18,159		51,376
(26,138)		82,647		171,229

9,237		109,375		434,930

$65,716		$198,433		$584,778

High Yield		Research		Global Tech

2020	2019	2020	2019	2020	2019

$82,617	$94,782	$6,411	$(6,509)	$(21,381)	$(19,114)
(26,138)	(12,248)	82,647	101,300	171,229	208,690
9,237	189,644	109,375	377,481	434,930	384,907

65,716	272,178	198,433	472,272	584,778	574,483

26,105	19,090	10,216	14,262	25,806	28,160
(8,065)	(28,726)	(133,086)	(31,961)	(53,208)	(86,167)
(243,097)	(133,918)	(152,923)	(246,718)	(334,414)	(44,533)
(574)	(664)	(12,997)	(13,976)	(360)	(367)
(225,631)	(144,218)	(288,790)	(278,393)	(362,176)	(102,907)

(159,915)	127,960	(90,357)	193,879	222,602	471,576
2,229,130	2,101,170	2,090,507	1,896,628	1,614,046	1,142,470
$2,069,215	$2,229,130	$2,000,150	$2,090,507	$1,836,648	$1,614,046

FS-25

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Seligman
	Smaller
	Value

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(41,697)
Net investment income(loss)	(41,697)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	292,401
Net realized gain(loss)	292,401

Change in unrealized appreciation/depreciation	(69,038)

Net increase(decrease) in net assets resulting
from operations	$181,666

	Smaller Value

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(41,697)	$(55,120)
Net realized gain(loss)	292,401	359,341
Net change in unrealized appreciation/depreciation	(69,038)	280,550
Net increase(decrease) in net assets resulting
from operations	181,666	584,771

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,370	46,260
Subaccounts transfers (including fixed account), net	(92,944)	(107,483)
Transfers for policyowner benefits and terminations	(448,958)	(628,605)
Policyowner maintenance charges	(712)	(895)
Net increase(decrease) from policyowner transactions	(489,244)	(690,723)

Total increase(decrease) in net assets	(307,578)	(105,952)
Net assets at beginning of period	3,797,853	3,903,805
Net assets at end of period	$3,490,275	$3,797,853

The accompanying notes are an integral part of these financial statements.

FS-26

Summit

EAFE Intl.		Barclays		S&P 500

2020		2020		2020

$167,580		$320,091		$836,494
(80,011)		(176,722)		(703,039)
87,569		143,369		133,455

-		-		1,647,834
26,915		136,092		1,439,013
26,915		136,092		3,086,847

232,189		347,658		4,669,543

$346,673		$627,119		$7,889,845

EAFE Intl.		Barclays		S&P 500

2020	2019	2020	2019	2020	2019

$87,569	$52,821	$143,369	$184,942	$133,455	$178,101
26,915	63,649	136,092	17,170	3,086,847	4,649,670
232,189	837,827	347,658	581,549	4,669,543	7,894,863

346,673	954,297	627,119	783,661	7,889,845	12,722,634

88,836	67,374	71,624	73,841	273,988	382,149
21,278	44,251	(174,578)	(453,639)	(603,481)	(803,642)
(354,363)	(607,422)	(1,047,129)	(1,169,264)	(3,911,778)	(4,459,078)
(20,817)	(22,150)	(37,103)	(39,706)	(46,548)	(49,741)
(265,066)	(517,947)	(1,187,186)	(1,588,768)	(4,287,819)	(4,930,312)

81,607	436,350	(560,067)	(805,107)	3,602,026	7,792,322
5,507,143	5,070,793	11,622,147	12,427,254	52,804,953	45,012,631
$5,588,750	$5,507,143	$11,062,080	$11,622,147	$56,406,979	$52,804,953

FS-27

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Nasdaq 100

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$33,223
Mortality and expense risk charge	(110,019)
Net investment income(loss)	(76,796)

Realized gain(loss) on investments:
Net realized gain distributions	258,229
Net realized gain(loss) on sale of fund shares	887,726
Net realized gain(loss)	1,145,955

Change in unrealized appreciation/depreciation	1,749,029

Net increase(decrease) in net assets resulting
from operations	$2,818,188

	Nasdaq 100

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(76,796)	$(66,585)
Net realized gain(loss)	1,145,955	754,745
Net change in unrealized appreciation/depreciation	1,749,029	1,346,944
Net increase(decrease) in net assets resulting
from operations	2,818,188	2,035,104

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	56,956	51,174
Subaccounts transfers (including fixed account), net	(782,292)	(276,502)
Transfers for policyowner benefits and terminations	(553,904)	(627,886)
Policyowner maintenance charges	(14,512)	(15,114)
Net increase(decrease) from policyowner transactions	(1,293,752)	(868,328)

Total increase(decrease) in net assets	1,524,436	1,166,776
Net assets at beginning of period	6,976,005	5,809,229
Net assets at end of period	$8,500,441	$6,976,005

The accompanying notes are an integral part of these financial statements.

FS-28

Summit

Russell		Midcap 400		Moderate

2020		2020		2020

$73,134		$158,707		$56,355
(98,892)		(187,320)		(59,707)
(25,758)		(28,613)		(3,352)

408,997		465,753		73,832
66,751		505,710		60,722
475,748		971,463		134,554

870,132		610,414		(37,394)

$1,320,122		$1,553,264		$93,808

Russell		Midcap 400		Moderate

2020	2019	2020	2019	2020	2019

$(25,758)	$(41,107)	$(28,613)	$(41,221)	$(3,352)	$(11,330)
475,748	723,931	971,463	1,560,907	134,554	80,232
870,132	879,415	610,414	1,585,128	(37,394)	424,267

1,320,122	1,562,239	1,553,264	3,104,814	93,808	493,169

90,198	97,508	120,460	138,985	3,199	3,707
(259,295)	(50,946)	(355,747)	(164,848)	64,637	(36,615)
(558,376)	(786,590)	(1,353,212)	(1,115,236)	(289,471)	(441,859)
(9,217)	(9,738)	(16,345)	(17,367)	(28,892)	(31,047)
(736,690)	(749,766)	(1,604,844)	(1,158,466)	(250,527)	(505,814)

583,432	812,473	(51,580)	1,946,348	(156,719)	(12,645)
7,694,681	6,882,208	15,124,888	13,178,540	3,553,387	3,566,032
$8,278,113	$7,694,681	$15,073,308	$15,124,888	$3,396,668	$3,553,387

FS-29

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Mod. Growth

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,849
Mortality and expense risk charge	(5,113)
Net investment income(loss)	736

Realized gain(loss) on investments:
Net realized gain distributions	4,041
Net realized gain(loss) on sale of fund shares	5,131
Net realized gain(loss)	9,172

Change in unrealized appreciation/depreciation	(7,948)

Net increase(decrease) in net assets resulting
from operations	$1,960

	Mod. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$736	$(45)
Net realized gain(loss)	9,172	13,254
Net change in unrealized appreciation/depreciation	(7,948)	52,310
Net increase(decrease) in net assets resulting
from operations	1,960	65,519

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,618	8,860
Subaccounts transfers (including fixed account), net	(24,122)	(33,963)
Transfers for policyowner benefits and terminations	(26,353)	(42,245)
Policyowner maintenance charges	(127)	(170)
Net increase(decrease) from policyowner transactions	(43,984)	(67,518)

Total increase(decrease) in net assets	(42,024)	(1,999)
Net assets at beginning of period	417,669	419,668
Net assets at end of period	$375,645	$417,669

The accompanying notes are an integral part of these financial statements.

FS-30

Calvert		Fidelity
		Contrafund		Equity Inc.
Balanced		SC2		SC2

2020		2020		2020

$55,153		$803		$3,398
(50,894)		(14,597)		(3,087)
4,259		(13,794)		311

113,810		5,414		10,493
103,399		76,453		(1,194)
217,209		81,867		9,299

255,452		192,842		(1,457)

$476,920		$260,915		$8,153

Balanced		Contrafund SC2		Equity Inc. SC2

2020	2019	2020	2019	2020	2019

$4,259	$6,422	$(13,794)	$(12,949)	$311	$536
217,209	203,334	81,867	145,765	9,299	22,305
255,452	572,359	192,842	125,215	(1,457)	36,292

476,920	782,115	260,915	258,031	8,153	59,133

170,533	47,721	20,033	12,896	1,743	1,708
(160,916)	(86,900)	(109,633)	(38,962)	(8,204)	(1,076)
(437,369)	(307,284)	(138,020)	(146,295)	(17,993)	(79,141)
(1,070)	(1,231)	(134)	(164)	(60)	(64)
(428,822)	(347,694)	(227,754)	(172,525)	(24,514)	(78,573)

48,098	434,421	33,161	85,506	(16,361)	(19,440)
3,988,590	3,554,169	1,008,449	922,943	244,779	264,219
$4,036,688	$3,988,590	$1,041,610	$1,008,449	$228,418	$244,779

FS-31

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Inc.
	SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$147,798
Mortality and expense risk charge	(51,449)
Net investment income(loss)	96,349

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(47,477)
Net realized gain(loss)	(47,477)

Change in unrealized appreciation/depreciation	(48,510)

Net increase(decrease) in net assets resulting
from operations	$362

	High Inc. SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$96,349	$106,509
Net realized gain(loss)	(47,477)	(30,580)
Net change in unrealized appreciation/depreciation	(48,510)	314,886
Net increase(decrease) in net assets resulting
from operations	362	390,815

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	25,148	18,129
Subaccounts transfers (including fixed account), net	71,057	(68,004)
Transfers for policyowner benefits and terminations	(239,344)	(367,551)
Policyowner maintenance charges	(19,918)	(21,318)
Net increase(decrease) from policyowner transactions	(163,057)	(438,744)

Total increase(decrease) in net assets	(162,695)	(47,929)
Net assets at beginning of period	3,207,741	3,255,670
Net assets at end of period	$3,045,046	$3,207,741

The accompanying notes are an integral part of these financial statements.

FS-32

Fidelity				Third Avenue
Mid Cap
SC2		Inv. Bond SC2		Value

2020		2020		2020

$1,449		$89,653		$4,372
(5,546)		(77,017)		(2,622)
(4,097)		12,636		1,750

-		1,769		1,181
(1,841)		45,304		(19,800)
(1,841)		47,073		(18,619)

65,440		224,439		(5,702)

$59,502		$284,148		$(22,571)

Mid Cap SC2		Inv. Bond SC2		Value

2020	2019	2020	2019	2020	2019

$(4,097)	$(3,501)	$12,636	$32,714	$1,750	$(3,462)
(1,841)	43,287	47,073	(1,399)	(18,619)	(4,116)
65,440	37,072	224,439	309,325	(5,702)	34,110

59,502	76,858	284,148	340,640	(22,571)	26,532

3,999	4,828	6,393	8,548	9,903	10,435
(28,412)	(19,250)	(31,520)	(252,602)	(6,832)	5,125
(3,589)	(35,303)	(354,363)	(584,832)	(69,213)	(61,567)
(142)	(159)	(33,116)	(35,101)	(72)	(88)
(28,144)	(49,884)	(412,606)	(863,987)	(66,214)	(46,095)

31,358	26,974	(128,458)	(523,347)	(88,785)	(19,563)
397,689	370,715	4,516,633	5,039,980	276,781	296,344
$429,047	$397,689	$4,388,175	$4,516,633	$187,996	$276,781

FS-33

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(57,647)
Net investment income(loss)	(57,647)

Realized gain(loss) on investments:
Net realized gain distributions	124,571
Net realized gain(loss) on sale of fund shares	698,554
Net realized gain(loss)	823,125

Change in unrealized appreciation/depreciation	245,789

Net increase(decrease) in net assets resulting
from operations	$1,011,267

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(57,647)	$(60,162)
Net realized gain(loss)	823,125	391,103
Net change in unrealized appreciation/depreciation	245,789	588,235
Net increase(decrease) in net assets resulting
from operations	1,011,267	919,176

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	34,588	34,425
Subaccounts transfers (including fixed account), net	(836,977)	(6,301)
Transfers for policyowner benefits and terminations	(307,219)	(348,780)
Policyowner maintenance charges	(14,578)	(15,210)
Net increase(decrease) from policyowner transactions	(1,124,186)	(335,866)

Total increase(decrease) in net assets	(112,919)	583,310
Net assets at beginning of period	3,954,309	3,370,999
Net assets at end of period	$3,841,390	$3,954,309

The accompanying notes are an integral part of these financial statements.

FS-34

Pimco
		Low
Total Return		Duration		Real Return

2020		2020		2020

$17,551		$6,437		$169
(12,222)		(8,718)		(172)
5,329		(2,281)		(3)

8,638		-		-
3,362		(2,072)		15
12,000		(2,072)		15

33,716		10,352		1,207

$51,045		$5,999		$1,219

Total Return		Low Duration		Real Return

2020	2019	2020	2019	2020	2019

$5,329	$12,691	$(2,281)	$5,719	$(3)	$28
12,000	(5,302)	(2,072)	(3,803)	15	12
33,716	46,852	10,352	9,757	1,207	708

51,045	54,241	5,999	11,673	1,219	748

16,140	6,566	-	-	-	-
152,483	356	(65,325)	90,787	-	7,297
(79,677)	(174,057)	(31,896)	(80,585)	-	-
(289)	(316)	(2,783)	(2,894)	-	-
88,657	(167,451)	(100,004)	7,308	-	7,297

139,702	(113,210)	(94,005)	18,981	1,219	8,045
794,022	907,232	550,713	531,732	12,060	4,015
$933,724	$794,022	$456,708	$550,713	$13,279	$12,060

FS-35

CARILLON ACCOUNT

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Growth

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$433
Mortality and expense risk charge	(348)
Net investment income(loss)	85

Realized gain(loss) on investments:
Net realized gain distributions	619
Net realized gain(loss) on sale of fund shares	(15)
Net realized gain(loss)	604

Change in unrealized appreciation/depreciation	1,091

Net increase(decrease) in net assets resulting
from operations	$1,780

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$85	$25
Net realized gain(loss)	604	951
Net change in unrealized appreciation/depreciation	1,091	2,310
Net increase(decrease) in net assets resulting
from operations	1,780	3,286

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	102	28
Subaccounts transfers (including fixed account), net	(1)	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(43)	(44)
Net increase(decrease) from policyowner transactions	58	(16)

Total increase(decrease) in net assets	1,838	3,270
Net assets at beginning of period	21,770	18,500
Net assets at end of period	$23,608	$21,770

The accompanying notes are an integral part of these financial statements.

FS-36

Ibbotson				Ivy

Income		Balanced		Balanced

2020		2020		2020

$212		$4,440		$311
(129)		(2,995)		(399)
83		1,445		(88)

119		2,842		1,184
1		(308)		1
120		2,534		1,185

593		13,448		1,630

$796		$17,427		$2,727

Income		Balanced		Balanced

2020	2019	2020	2019	2020	2019

$83	$68	$1,445	$1,129	$(88)	$(13)
120	190	2,534	2,708	1,185	1,633
593	540	13,448	26,466	1,630	2,131

796	798	17,427	30,303	2,727	3,751

1,390	1,560	4,681	4,501	-	-
13	-	(2,276)	1,506	-	-
(111)	(51)	(1,544)	(35,393)	-	-
(9)	(9)	(25)	(33)	-	-
1,283	1,500	836	(29,419)	-	-

2,079	2,298	18,263	884	2,727	3,751
8,639	6,341	219,012	218,128	22,582	18,831
$10,718	$8,639	$237,275	$219,012	$25,309	$22,582

FS-37

CARILLON ACCOUNT NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Carillon Account (the “Account”) began operations during 1984. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020 there are sixty subaccounts available within the Account listed as follows:

Fred Alger Management, LLC (formerly	Franklin Advisers, Inc.
Fred Alger Management, Inc.) (Advisor)	Franklin Templeton
Alger (Fund Series short cite)	*Global Bond
*Capital App (Subaccount short cite)	*Income
*Mid Cap	(Commenced June 26, 2016)

American Century Investment	Invesco Advisers, Inc.
Management, Inc.	AIM
American Century	*Equity & Income
*Income & Growth (formerly American Century	*Basic Value
VP Income & Growth Fund Portfolio, Class I)	*American Franchise
*Value	*Intl Growth
*Mid Cap Value	*Global
*International	*Cap App
*Global Securities
DWS Investment Management	*Growth & Income
Americas, Inc.
Scudder	Morgan Stanley Investment Management Inc.
*Capital Growth	Van Kampen
*International	*Core+Fixed
*Money Market	*U.S. Real Estate
*Mid Value	*Emerging Markets
*Global

Templeton Global Advisors Limited
Franklin Templeton
*Growth Securities

Templeton Investment Counsel, LLC
Franklin Templeton
*Foreign Securities

FS-38

1. ORGANIZATION, continued

Neuberger Berman Investment Advisers LLC	Fidelity Management & Research
Neuberger Berman	Company LLC (formerly Fidelity Management
*Regency	& Research Company)
*Equity	Fidelity
(Commenced April 9, 2019)	*Contrafund SC2
*Equity Inc. SC2
Massachusetts Financial Services Company	*High Inc. SC2
MFS	*Mid Cap SC2
*Growth	*Inv. Bond SC2
*Investor Trust
*New Discovery	Third Avenue Management LLC
*Total Return	Third Avenue
*Utilities	*Value (formerly Third
*High Yield	Avenue Value Portfolio)
*Research
T. Rowe Price Associates, Inc.
Columbia Management Investment	T. Rowe
Advisers, LLC	*Blue Chip
Seligman
*Global Tech	Pacific Investment Management Company LLC
*Smaller Value	Pimco
*Total Return
Calvert Research and Management	*Low Duration
(See Note 3)	*Real Return
Summit	(Commenced April 13, 2017)
*EAFE Intl.
*Barclays	ALPS Advisors, Inc.
*S&P 500	Ibbotson
*Nasdaq 100	*Growth
*Russell	*Income
*Midcap 400	*Balanced
*Moderate
*Mod. Growth	Ivy Investment Management Company
Ivy
Calvert	*Balanced
*Balanced	(Commenced June 20, 2016)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-39

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-40

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2020 and 2019, as follows:

Sub-Advisor Fee %
Summit:
Barclays	.050
S&P 500.050
Nasdaq 100.050
Russell	.050
Midcap 400.050
Moderate	.050
Mod. Growth	.050

FS-41

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2020 were as follows:

	Purchases	Sales
Alger:
Capital App	$633,796	$646,793
Mid Cap	487,907	600,519

American Century:
Income & Growth	418,584	531,925
Value	259,099	648,324
Mid Cap Value	71,604	105,248
International	2,543	14,085

Scudder:
Capital Growth	1,060,656	1,460,104
International	190,294	462,831
Money Market	3,445,160	2,507,036
Mid Value	21,151	12,022
Global	2,315	1,716

Franklin Templeton:
Growth Securities	2,980	961
Foreign Securities	69,448	238,940
Global Bond	583,661	467,151
Income	832	177

AIM:
Equity & Income	1,509	1,243
Basic Value	4,246	13,855
American Franchise	318,270	894,627
Intl Growth	42,831	149,965
Global	26,558	26,326
Cap App	2,014	98,319
Global Securities	152,759	498,939
Growth & Income	386,025	481,255

Van Kampen:
Core+Fixed	94,881	115,919
U.S. Real Estate	1,191,197	764,833
Emerging Markets	215,484	435,116

Neuberger Berman:
Regency	12,837	31,959
Equity	87,610	196,897

FS-42

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS:
Growth	$638,835	$778,087
Investor Trust	228,741	509,462
New Discovery	283,036	777,067
Total Return	130,679	159,088
Utilities	73,555	198,913
High Yield	211,698	354,712
Research	218,395	436,286

Seligman:
Global Tech	219,308	483,013
Smaller Value	188,190	719,132

Summit:
EAFE Intl.	517,728	695,224
Barclays	1,432,963	2,476,779
S&P 500	3,704,507	6,211,035
Nasdaq 100	369,272	1,481,591
Russell	927,464	1,280,916
Midcap 400	1,184,210	2,351,915
Moderate	502,259	682,307
Mod. Growth	58,405	97,612

Calvert:
Balanced	337,015	647,768

Fidelity:
Contrafund SC2	27,127	263,262
Equity Inc. SC2	17,482	31,191
High Inc. SC2	444,866	511,574
Mid Cap SC2	8,232	40,472
Inv. Bond SC2	769,693	1,167,894

Third Avenue:
Value	35,729	99,011

T. Rowe:
Blue Chip	280,372	1,337,634

Pimco:
Total Return	292,536	189,910
Low Duration	83,629	185,914
Real Return	161	165

FS-43

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Ibbotson:
Growth	$1,128	$366
Income	1,732	248
Balanced	13,866	8,743

Ivy:
Balanced	1,494	398

FS-44

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between 1.35 percent and 1.85 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-45

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Alger:
Capital App
2020	57.50	70.01	67,605	3,931,523	-	1.35	1.85	39.16	39.85
2019	41.12	50.31	77,705	3,223,340	-	1.35	1.85	31.14	31.80
2018	31.20	38.36	86,654	2,733,321	0.08	1.35	1.85	(1.94)	(1.44)
2017	31.65	39.12	96,934	3,115,613	0.17	1.35	1.85	28.69	29.34
2016	24.47	30.40	101,631	2,525,421	0.19	1.35	1.85	(1.33)	(0.84)

Mid Cap
2020	41.69	42.76	85,150	3,626,486	-	1.35	1.85	61.61	62.42
2019	25.80	26.32	100,633	2,639,854	-	1.35	1.85	27.88	28.51
2018	20.17	20.48	114,255	2,332,826	-	1.35	1.85	(9.15)	(8.69)
2017	22.20	22.43	129,472	2,896,487	-	1.35	1.85	27.43	28.06
2016	17.43	17.52	144,628	2,527,996	-	1.35	1.85	(0.87)	(0.38)

American Century:
Income & Growth
2020	24.45	26.68	119,594	3,072,466	1.97	1.35	1.85	9.76	10.31
2019	22.16	24.31	130,688	3,054,569	2.07	1.35	1.85	21.68	22.29
2018	18.12	19.98	142,217	2,731,897	1.90	1.35	1.85	(8.58)	(8.12)
2017	19.72	21.85	161,226	3,385,635	2.37	1.35	1.85	18.29	18.88
2016	16.59	18.47	178,070	3,162,603	2.40	1.35	1.85	11.41	11.97

Value
2020	24.65	40.15	68,029	2,691,438	2.28	1.35	1.85	(0.87)	(0.38)
2019	24.87	40.30	82,905	3,238,672	2.11	1.35	1.85	24.71	25.34
2018	19.94	32.15	97,994	3,033,717	1.65	1.35	1.85	(10.82)	(10.37)
2017	22.36	35.87	102,902	3,542,794	1.65	1.35	1.85	6.77	7.30
2016	20.95	33.43	110,187	3,532,317	1.74	1.35	1.85	18.28	18.87

Mid Cap Value
2020	25.50	27.16	27,143	734,919	1.82	1.35	1.85	(0.64)	(0.15)
2019	25.66	27.20	28,694	777,860	2.05	1.35	1.85	26.79	27.42
2018	20.24	21.34	31,492	669,325	1.40	1.35	1.85	(14.44)	(14.01)
2017	23.65	24.82	37,889	936,217	1.54	1.35	1.85	9.66	10.20
2016	21.57	22.52	41,563	931,227	1.53	1.35	1.85	20.61	21.21

International
2020	24.91	24.91	2,100	52,330	0.47	1.85	1.85	23.57	23.57
2019	20.16	20.16	2,726	54,967	0.90	1.85	1.85	26.07	26.07
2018	15.99	15.99	3,045	48,688	1.28	1.85	1.85	(16.78)	(16.78)
2017	19.22	19.22	3,268	62,793	0.89	1.85	1.85	28.82	28.82
2016	14.92	14.92	3,492	52,087	1.24	1.85	1.85	(7.23)	(7.23)

FS-46

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder:
Capital Growth
2020	48.51	118.86	149,272	17,208,793	0.49	1.35	1.85	36.50	37.18
2019	35.54	86.65	162,646	13,680,465	0.43	1.35	1.85	34.63	35.30
2018	26.40	64.04	182,201	11,351,085	0.72	1.35	1.85	(3.41)	(2.92)
2017	27.33	65.97	201,506	12,939,934	0.73	1.35	1.85	24.00	24.62
2016	22.04	52.94	223,984	11,548,764	0.81	1.35	1.85	2.34	2.85

International
2020	8.47	24.08	159,580	3,679,685	3.48	1.35	1.55	1.03	1.24
2019	8.39	23.79	174,925	4,004,951	3.06	1.35	1.55	19.91	20.14
2018	6.99	19.80	190,244	3,595,292	1.05	1.35	1.55	(15.72)	(15.55)
2017	8.30	23.44	208,403	4,645,831	7.03	1.35	1.55	20.10	20.34
2016	6.91	19.48	234,278	4,358,663	10.56	1.35	1.55	(0.81)	(0.61)

Money Market
2020	9.04	18.79	285,520	5,011,286	0.24	1.35	1.85	(1.61)	(1.12)
2019	9.19	19.00	230,619	4,075,211	1.78	1.35	1.85	(0.09)	0.41
2018	9.20	18.92	221,335	3,887,224	1.32	1.35	1.85	(0.46)	0.04
2017	9.24	18.92	270,775	4,731,052	0.42	1.35	1.85	(1.38)	(0.89)
2016	9.37	19.09	251,076	4,350,071	0.05	1.35	1.85	(1.78)	(1.28)

Mid Value
2020	17.53	18.67	10,144	188,456	1.42	1.35	1.85	(2.62)	(2.13)
2019	18.00	19.08	10,342	196,421	0.73	1.35	1.85	19.29	19.89
2018	15.09	15.91	11,231	177,935	1.37	1.35	1.85	(17.56)	(17.14)
2017	18.30	19.21	13,894	265,881	0.74	1.35	1.85	8.51	9.05
2016	16.87	17.61	15,564	273,047	0.59	1.35	1.85	14.75	15.32

Global
2020	14.94	15.91	4,833	73,387	1.47	1.35	1.85	20.44	21.04
2019	12.40	13.14	4,755	59,815	1.33	1.35	1.85	28.83	29.47
2018	9.63	10.15	6,106	59,356	0.96	1.35	1.85	(18.22)	(17.81)
2017	11.77	12.35	6,152	73,085	0.37	1.35	1.85	23.18	23.80
2016	9.56	9.98	5,267	50,827	0.83	1.35	1.85	1.82	2.33

Franklin Templeton:
Growth Securities
2020	16.53	16.53	3,609	59,646	2.98	1.85	1.85	3.86	3.86
2019	15.91	15.91	3,520	56,005	2.77	1.85	1.85	13.05	13.05
2018	14.08	14.08	3,399	47,840	1.97	1.85	1.85	(16.42)	(16.42)
2017	16.84	16.84	3,599	60,604	1.64	1.85	1.85	16.34	16.34
2016	14.48	14.48	4,096	59,291	2.03	1.85	1.85	7.62	7.62

FS-47

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Foreign Securities
2020	14.63	19.77	71,741	1,389,394	3.46	1.35	1.85	(2.97)	(2.48)
2019	15.08	20.27	84,601	1,664,893	1.72	1.35	1.85	10.47	11.02
2018	13.65	18.26	89,408	1,584,847	2.70	1.35	1.85	(17.00)	(16.58)
2017	16.44	21.89	96,509	2,051,177	2.57	1.35	1.85	14.57	15.14
2016	14.35	19.01	107,567	1,968,909	1.96	1.35	1.85	5.22	5.74

Global Bond
2020	8.82	9.12	196,307	1,737,159	7.53	1.35	1.85	(7.02)	(6.55)
2019	9.48	9.76	193,968	1,846,107	7.11	1.35	1.85	0.15	0.65
2018	9.47	9.69	222,965	2,117,207	-	1.35	1.85	0.06	0.57
2017	9.46	9.64	228,888	2,170,978	-	1.35	1.85	0.07	0.57
2016	9.46	9.58	250,004	2,367,870	-	1.35	1.85	1.06	1.56

Income
2020	12.64	12.64	1,117	14,127	5.86	1.35	1.35	(0.66)	(0.66)
2019	12.73	12.73	1,112	14,160	5.34	1.35	1.35	14.51	14.51
2018	11.11	11.11	1,000	11,118	4.46	1.35	1.35	(5.59)	(5.59)
2017	11.77	11.77	1,518	17,871	3.93	1.35	1.35	8.21	8.21
2016	10.88	10.88	1,000	10,883	-	1.35	1.35	9.41	9.41

AIM:
Equity & Income
2020	17.73	17.73	1,362	24,149	2.49	1.85	1.85	7.94	7.94
2019	16.43	16.43	1,418	23,290	2.56	1.85	1.85	18.17	18.17
2018	13.90	13.90	1,476	20,518	2.22	1.85	1.85	(11.17)	(11.17)
2017	15.65	15.65	1,536	24,046	1.59	1.85	1.85	9.02	9.02
2016	14.36	14.36	1,998	28,683	1.91	1.85	1.85	13.02	13.02

Basic Value
2020	17.57	17.57	5,198	91,315	0.38	1.85	1.85	3.52	3.52
2019	16.97	16.97	6,103	103,565	0.24	1.85	1.85	28.23	28.23
2018	13.23	13.23	6,096	80,667	0.32	1.85	1.85	(20.66)	(20.66)
2017	16.68	16.68	6,104	101,811	0.39	1.85	1.85	15.30	15.30
2016	14.47	14.47	6,166	89,211	0.41	1.85	1.85	16.17	16.17

American Franchise
2020	32.42	33.86	129,043	4,363,430	0.07	1.35	1.85	39.75	40.45
2019	23.20	24.11	159,977	3,851,233	-	1.35	1.85	34.26	34.93
2018	17.28	17.87	169,734	3,028,777	-	1.35	1.85	(5.40)	(4.92)
2017	18.27	18.79	195,193	3,664,238	0.08	1.35	1.85	25.04	25.66
2016	14.61	14.95	217,425	3,248,353	-	1.35	1.85	0.40	0.90

FS-48

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Intl Growth
2020	14.64	15.59	29,819	461,906	2.20	1.35	1.85	11.91	12.47
2019	13.08	13.86	38,871	535,550	1.55	1.35	1.85	26.22	26.85
2018	10.36	10.93	48,780	529,395	2.07	1.35	1.85	(16.54)	(16.12)
2017	12.42	13.03	63,215	819,229	1.42	1.35	1.85	20.76	21.36
2016	10.28	10.74	68,989	736,267	0.68	1.35	1.85	(2.27)	(1.78)

Global
2020	21.71	23.01	6,390	144,485	5.10	1.35	1.85	(13.93)	(13.49)
2019	25.22	26.60	6,731	176,381	4.50	1.35	1.85	20.75	21.36
2018	20.89	21.92	7,260	157,008	3.78	1.35	1.85	(7.88)	(7.41)
2017	22.67	23.67	7,799	182,303	3.00	1.35	1.85	10.99	11.54
2016	20.43	21.22	9,524	199,627	0.23	1.35	1.85	0.17	0.68

Cap App
2020	34.47	34.47	460	15,830	-	1.85	1.85	34.09	34.09
2019	25.71	25.71	4,034	103,706	0.06	1.85	1.85	33.71	33.71
2018	19.23	19.23	4,421	84,982	0.32	1.85	1.85	(7.46)	(7.46)
2017	20.78	20.78	4,464	92,737	0.23	1.85	1.85	24.52	24.52
2016	16.69	16.69	4,909	81,903	0.41	1.85	1.85	(3.99)	(3.99)

Global Securities
2020	35.96	36.11	99,995	3,589,223	0.69	1.35	1.85	25.30	25.93
2019	28.68	28.70	115,395	3,291,684	0.92	1.35	1.85	29.38	30.03
2018	22.05	22.18	131,556	2,885,400	0.98	1.35	1.85	(14.78)	(14.35)
2017	25.75	26.03	141,400	3,624,636	0.92	1.35	1.85	34.18	34.84
2016	19.10	19.40	145,905	2,776,322	1.05	1.35	1.85	(1.75)	(1.26)

Growth & Income
2020	26.29	30.30	88,587	2,339,162	1.43	1.35	1.85	11.85	12.41
2019	23.39	27.09	102,050	2,404,655	1.06	1.35	1.85	29.67	30.32
2018	17.95	20.89	110,722	2,005,048	1.12	1.35	1.85	(9.58)	(9.13)
2017	19.75	23.11	126,999	2,529,090	1.24	1.35	1.85	14.78	15.35
2016	17.12	20.13	148,830	2,570,696	1.16	1.35	1.85	9.58	10.12

FS-49

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen:
Core+Fixed
2020	14.94	16.88	35,834	578,923	2.77	1.35	1.85	5.82	6.35
2019	14.12	15.87	38,106	578,941	4.06	1.35	1.85	8.85	9.40
2018	12.97	14.51	38,905	541,549	2.44	1.35	1.85	(2.48)	(1.99)
2017	13.30	14.80	45,494	646,016	3.21	1.35	1.85	4.31	4.83
2016	12.75	14.12	53,271	721,449	1.79	1.35	1.85	4.17	4.69

U.S. Real Estate
2020	19.45	32.57	200,049	4,761,269	2.85	1.35	1.85	(18.38)	(17.97)
2019	23.83	39.71	178,568	5,384,278	1.91	1.35	1.85	16.76	17.35
2018	20.41	33.84	208,523	5,331,622	2.70	1.35	1.85	(9.41)	(8.96)
2017	22.53	37.16	229,644	6,486,124	1.51	1.35	1.85	1.23	1.73
2016	22.26	36.53	238,480	6,690,622	0.92	1.35	1.85	4.86	5.39

Emerging Markets
2020	10.06	10.71	184,328	1,902,987	1.41	1.35	1.85	12.34	12.90
2019	8.95	9.49	207,444	1,902,992	1.06	1.35	1.85	17.40	17.99
2018	7.62	8.04	233,324	1,817,632	0.47	1.35	1.85	(18.98)	(18.58)
2017	9.41	9.87	233,238	2,239,210	0.73	1.35	1.85	32.60	33.26
2016	7.10	7.41	256,633	1,852,227	0.58	1.35	1.85	4.79	5.31

Neuberger Berman:
Regency
2020	16.62	17.71	8,585	150,859	1.20	1.35	1.85	(4.41)	(3.93)
2019	17.39	18.43	9,758	178,877	0.65	1.35	1.85	14.61	15.18
2018	15.17	16.00	12,038	191,257	0.66	1.35	1.85	(16.83)	(16.42)
2017	18.24	19.14	14,925	284,180	0.84	1.35	1.85	14.61	15.18
2016	15.92	16.62	15,575	257,405	0.66	1.35	1.85	14.05	14.61

Equity
2020	12.75	12.80	143,611	1,837,304	0.61	1.35	1.55	17.72	17.96
2019	10.83	10.85	159,508	1,730,222	0.40	1.35	1.55	8.27	8.54
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

MFS:
Growth
2020	26.29	76.24	149,260	11,053,418	-	1.35	1.55	29.83	30.09
2019	20.25	58.61	159,331	9,080,158	-	1.35	1.55	36.03	36.30
2018	14.88	43.00	176,239	7,278,042	0.09	1.35	1.55	1.09	1.29
2017	14.72	42.45	200,439	8,204,774	0.10	1.35	1.55	29.40	29.65
2016	11.38	32.74	220,651	6,973,471	0.04	1.35	1.55	0.87	1.07

FS-50

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Investor Trust
2020	27.06	52.04	127,209	6,590,685	0.64	1.35	1.55	12.12	12.34
2019	24.14	46.32	136,727	6,306,948	0.69	1.35	1.55	29.56	29.82
2018	18.63	35.68	149,008	5,295,189	0.62	1.35	1.55	(6.95)	(6.76)
2017	20.02	38.27	169,961	6,480,288	0.72	1.35	1.55	21.46	21.70
2016	16.48	31.44	209,306	6,561,113	0.86	1.35	1.55	6.92	7.14

New Discovery
2020	44.27	56.06	60,980	2,742,393	-	1.35	1.85	43.22	43.93
2019	30.76	39.14	80,444	2,519,501	-	1.35	1.85	39.11	39.81
2018	22.00	28.14	87,535	1,958,160	-	1.35	1.85	(3.29)	(2.80)
2017	22.63	29.10	107,572	2,474,603	-	1.35	1.85	24.35	24.97
2016	18.11	23.40	118,810	2,187,632	-	1.35	1.85	7.06	7.59

Total Return
2020	21.49	28.66	66,628	1,874,280	2.28	1.35	1.85	7.80	8.34
2019	19.94	26.46	70,067	1,820,741	2.28	1.35	1.85	18.18	18.77
2018	16.87	22.27	102,417	2,241,719	2.12	1.35	1.85	(7.35)	(6.88)
2017	18.21	23.92	126,487	2,967,280	2.32	1.35	1.85	10.25	10.80
2016	16.51	21.59	136,273	2,889,495	2.86	1.35	1.85	7.10	7.64

Utilities
2020	18.55	19.76	41,999	827,753	2.52	1.35	1.85	3.96	4.48
2019	17.84	18.91	50,323	949,833	3.98	1.35	1.85	22.78	23.40
2018	14.53	15.33	56,355	861,771	1.11	1.35	1.85	(0.80)	(0.30)
2017	14.65	15.37	58,557	898,048	4.37	1.35	1.85	12.74	13.30
2016	12.99	13.57	61,434	831,662	3.58	1.35	1.85	9.43	9.98

High Yield
2020	12.69	13.17	157,636	2,069,215	5.46	1.35	1.85	3.16	3.68
2019	12.30	12.70	176,003	2,229,130	5.66	1.35	1.85	12.71	13.27
2018	10.92	11.21	187,864	2,101,170	5.54	1.35	1.85	(4.86)	(4.38)
2017	11.47	11.73	206,617	2,417,453	6.38	1.35	1.85	4.74	5.26
2016	10.95	11.14	236,067	2,625,225	6.55	1.35	1.85	11.74	12.30

Research
2020	13.06	13.45	152,161	2,000,150	2.09	1.35	1.85	10.88	11.43
2019	11.78	12.07	176,447	2,090,507	1.41	1.35	1.85	25.70	26.33
2018	9.37	9.55	201,446	1,896,628	1.50	1.35	1.85	(15.70)	(15.28)
2017	11.12	11.27	211,822	2,362,789	1.82	1.35	1.85	25.95	26.58
2016	8.83	8.91	240,323	2,125,699	1.70	1.35	1.85	(2.52)	(2.03)

FS-51

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Seligman:
Global Tech
2020	47.76	50.15	36,792	1,836,648	-	1.35	1.85	43.13	43.85
2019	33.37	34.87	46,459	1,614,046	-	1.35	1.85	52.14	52.90
2018	21.93	22.80	50,253	1,142,470	-	1.35	1.85	(10.13)	(9.68)
2017	24.40	25.25	55,845	1,405,223	-	1.35	1.85	32.48	33.14
2016	18.42	18.96	72,522	1,372,364	-	1.35	1.85	16.84	17.42

Smaller Value
2020	18.59	19.52	179,339	3,490,275	-	1.35	1.85	6.92	7.46
2019	17.38	18.16	209,595	3,797,853	-	1.35	1.85	15.30	15.87
2018	15.08	15.68	249,628	3,903,805	-	1.35	1.85	(14.42)	(13.99)
2017	17.62	18.23	269,748	4,905,928	-	1.35	1.85	10.04	10.58
2016	16.01	16.48	298,282	4,906,848	-	1.35	1.85	11.58	12.14

Summit:
EAFE Intl.
2020	16.54	24.48	285,405	5,588,750	3.38	1.35	1.85	5.80	6.33
2019	15.63	23.02	297,280	5,507,143	2.58	1.35	1.85	19.04	19.64
2018	13.13	19.24	326,803	5,070,793	3.21	1.35	1.85	(15.17)	(14.74)
2017	15.48	22.57	350,725	6,396,843	2.49	1.35	1.85	22.49	23.10
2016	12.64	18.34	392,389	5,773,737	2.67	1.35	1.85	(1.38)	(0.89)

Barclays
2020	14.30	15.88	729,972	11,062,080	2.84	1.35	1.85	5.37	5.90
2019	13.57	14.99	809,967	11,622,147	3.11	1.35	1.85	6.43	6.96
2018	12.75	14.02	926,240	12,427,254	3.02	1.35	1.85	(2.20)	(1.71)
2017	13.04	14.26	1,016,656	13,936,611	2.78	1.35	1.85	1.61	2.11
2016	12.83	13.96	1,102,821	14,849,080	2.69	1.35	1.85	0.72	1.22

S&P 500
2020	33.44	60.80	1,039,220	56,406,979	1.68	1.35	1.85	15.94	16.52
2019	28.84	52.18	1,137,949	52,804,953	1.76	1.35	1.85	28.75	29.40
2018	22.40	40.32	1,255,745	45,012,631	1.89	1.35	1.85	(6.48)	(6.01)
2017	23.95	42.90	1,420,370	53,986,311	1.45	1.35	1.85	19.25	19.84
2016	20.09	35.80	1,571,778	49,579,065	1.72	1.35	1.85	9.54	10.09

Nasdaq 100
2020	27.29	71.10	260,717	8,500,441	0.46	1.35	1.85	45.51	46.24
2019	18.66	48.86	303,646	6,976,005	0.50	1.35	1.85	36.24	36.92
2018	13.63	35.87	346,926	5,809,229	0.54	1.35	1.85	(2.30)	(1.81)
2017	13.88	36.71	395,510	6,942,814	0.47	1.35	1.85	29.94	30.59
2016	10.63	28.25	445,129	6,069,827	0.50	1.35	1.85	4.65	5.17

FS-52

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Russell
2020	29.50	35.04	245,540	8,278,113	1.08	1.35	1.85	17.45	18.04
2019	25.12	29.69	269,228	7,694,681	0.90	1.35	1.85	22.79	23.40
2018	20.45	24.06	296,312	6,882,208	1.05	1.35	1.85	(12.86)	(12.43)
2017	23.47	27.47	325,501	8,627,209	0.74	1.35	1.85	12.29	12.85
2016	20.91	24.34	374,835	8,802,435	0.58	1.35	1.85	18.71	19.30

Midcap 400
2020	34.69	52.14	314,884	15,073,308	1.22	1.35	1.85	11.25	11.80
2019	31.18	46.63	351,487	15,124,888	1.15	1.35	1.85	23.53	24.15
2018	25.24	37.56	380,341	13,178,540	1.12	1.35	1.85	(12.96)	(12.52)
2017	29.00	42.94	427,274	16,913,657	0.69	1.35	1.85	13.78	14.35
2016	25.49	37.55	483,590	16,730,520	0.44	1.35	1.85	18.07	18.66

Moderate
2020	12.67	13.09	267,907	3,396,668	1.73	1.35	1.85	3.43	3.95
2019	12.25	12.60	289,781	3,553,387	1.50	1.35	1.85	14.88	15.45
2018	10.66	10.91	334,182	3,566,032	1.35	1.35	1.85	(7.46)	(7.00)
2017	11.52	11.73	359,164	4,141,121	1.29	1.35	1.85	10.12	10.66
2016	10.46	10.60	397,044	4,156,230	0.03	1.35	1.85	4.66	5.18

Mod. Growth
2020	11.98	12.32	30,562	375,645	1.60	1.35	1.85	1.85	2.36
2019	11.76	12.04	34,781	417,669	1.40	1.35	1.85	16.40	16.98
2018	10.10	10.29	40,891	419,668	1.33	1.35	1.85	(8.40)	(7.94)
2017	11.03	11.18	34,777	387,678	1.22	1.35	1.85	12.46	13.02
2016	9.81	9.89	36,463	359,832	0.15	1.35	1.85	4.83	5.35

Calvert:
Balanced
2020	19.32	20.28	199,443	4,036,688	1.48	1.35	1.85	13.15	13.71
2019	17.08	17.83	224,012	3,988,590	1.53	1.35	1.85	22.13	22.74
2018	13.98	14.53	245,063	3,554,169	1.74	1.35	1.85	(4.46)	(3.98)
2017	14.64	15.13	276,990	4,184,758	2.00	1.35	1.85	9.96	10.50
2016	13.31	13.69	307,074	4,199,653	1.84	1.35	1.85	5.88	6.41

Fidelity:
Contrafund SC2
2020	27.41	29.34	36,134	1,041,610	0.08	1.35	1.85	27.85	28.49
2019	21.44	22.83	44,752	1,008,449	0.21	1.35	1.85	28.88	29.52
2018	16.63	17.63	53,148	922,943	0.42	1.35	1.85	(8.36)	(7.90)
2017	18.15	19.14	61,842	1,171,605	0.78	1.35	1.85	19.37	19.97
2016	15.21	15.95	63,338	1,000,390	0.60	1.35	1.85	5.76	6.29

FS-53

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Fidelity, continued:
Equity Inc. SC2
2020	16.36	17.51	13,205	228,418	1.58	1.35	1.85	4.49	5.01
2019	15.66	16.68	14,832	244,779	1.67	1.35	1.85	24.78	25.41
2018	12.55	13.30	20,197	264,219	2.06	1.35	1.85	(10.22)	(9.77)
2017	13.98	14.74	23,678	344,427	1.57	1.35	1.85	10.60	11.15
2016	12.64	13.26	24,412	319,771	2.04	1.35	1.85	15.56	16.14

High Inc. SC2
2020	15.77	16.88	190,121	3,045,046	4.97	1.35	1.85	0.55	1.05
2019	15.68	16.70	201,209	3,207,741	5.00	1.35	1.85	12.67	13.23
2018	13.92	14.75	230,780	3,255,670	5.37	1.35	1.85	(5.40)	(4.92)
2017	14.71	15.51	250,504	3,734,809	5.20	1.35	1.85	4.96	5.49
2016	14.02	14.71	275,775	3,911,689	5.10	1.35	1.85	12.08	12.64

Mid Cap SC2
2020	32.77	34.74	12,664	429,047	0.41	1.35	1.85	15.71	16.29
2019	28.33	29.87	13,601	397,689	0.65	1.35	1.85	20.92	21.53
2018	23.42	24.58	15,344	370,715	0.39	1.35	1.85	(16.34)	(15.92)
2017	28.00	29.24	16,018	463,260	0.49	1.35	1.85	18.34	18.93
2016	23.66	24.58	16,797	408,599	0.27	1.35	1.85	9.88	10.43

Inv. Bond SC2
2020	11.37	11.69	384,145	4,388,175	2.05	1.35	1.85	7.16	7.70
2019	10.61	10.86	423,990	4,516,633	2.46	1.35	1.85	7.40	7.94
2018	9.88	10.06	508,766	5,039,980	2.27	1.35	1.85	(2.61)	(2.12)
2017	10.14	10.28	534,365	5,431,378	2.20	1.35	1.85	2.10	2.60
2016	9.93	10.02	562,613	5,596,069	2.37	1.35	1.85	2.57	3.08

Third Avenue:
Value
2020	8.17	8.75	21,626	187,996	2.33	1.35	1.85	(4.18)	(3.70)
2019	8.53	9.09	30,591	276,781	0.25	1.35	1.85	10.41	10.96
2018	7.73	8.19	36,440	296,344	1.84	1.35	1.85	(21.81)	(21.41)
2017	9.88	10.42	39,070	404,035	0.84	1.35	1.85	11.52	12.07
2016	8.86	9.30	39,508	364,769	0.81	1.35	1.85	10.17	10.72

T. Rowe:
Blue Chip
2020	39.40	41.97	94,346	3,841,390	-	1.35	1.85	31.46	32.12
2019	29.97	31.76	128,073	3,954,309	-	1.35	1.85	27.21	27.85
2018	23.56	24.84	139,387	3,370,999	-	1.35	1.85	(0.22)	0.28
2017	23.61	24.77	163,537	3,948,124	-	1.35	1.85	33.35	34.02
2016	17.70	18.49	185,553	3,345,046	-	1.35	1.85	(1.30)	(0.81)

FS-54

5. FINANCIAL HIGHLIGHTS, continued

				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Total Return
2020	14.06	14.91	63,456	933,724	2.11	1.35	1.85	6.65	7.18
2019	13.19	13.91	57,753	794,022	3.02	1.35	1.85	6.37	6.91
2018	12.40	13.01	70,555	907,232	2.52	1.35	1.85	(2.35)	(1.86)
2017	12.69	13.25	94,095	1,236,925	2.02	1.35	1.85	3.00	3.52
2016	12.32	12.80	109,529	1,392,948	2.08	1.35	1.85	0.80	1.30

Low Duration
2020	9.80	10.14	46,087	456,708	1.22	1.35	1.85	1.09	1.60
2019	9.70	9.98	56,126	550,713	2.76	1.35	1.85	2.12	2.63
2018	9.50	9.72	55,573	531,732	1.90	1.35	1.85	(1.49)	(1.00)
2017	9.64	9.82	65,057	630,491	1.34	1.35	1.85	(0.50)	-
2016	9.69	9.82	66,792	647,641	1.50	1.35	1.85	(0.45)	0.05

Real Return
2020	11.58	11.58	1,147	13,279	1.33	1.35	1.35	10.10	10.10
2019	10.52	10.52	1,147	12,060	1.58	1.35	1.35	6.88	6.88
2018	9.84	9.84	408	4,015	2.41	1.35	1.35	(3.61)	(3.61)
2017	10.21	10.21	759	7,746	1.59	1.35	1.35	0.25	0.25
2016	-	-	-	-	-	-	-	-	-

Ibbotson:
Growth
2020	15.71	16.49	1,479	23,608	2.10	1.35	1.85	7.99	8.53
2019	14.55	15.19	1,476	21,770	1.81	1.35	1.85	17.58	18.17
2018	12.37	12.86	1,477	18,500	1.08	1.35	1.85	(9.73)	(9.28)
2017	13.71	14.17	2,677	36,868	0.45	1.35	1.85	15.18	15.75
2016	11.90	12.24	9,823	119,477	3.31	1.35	1.85	7.69	8.23

Income
2020	13.71	13.71	782	10,718	2.21	1.35	1.35	6.98	6.98
2019	12.82	12.82	674	8,639	2.21	1.35	1.35	11.39	11.39
2018	11.51	11.51	551	6,341	2.09	1.35	1.35	(5.54)	(5.54)
2017	12.18	12.18	552	6,722	0.37	1.35	1.35	8.49	8.49
2016	11.10	11.23	8,147	91,471	1.67	1.35	1.55	(0.73)	4.95

Balanced
2020	14.50	15.22	15,655	237,275	2.06	1.35	1.85	7.12	7.66
2019	13.54	14.14	15,551	219,012	1.90	1.35	1.85	14.14	14.71
2018	11.86	12.32	17,767	218,128	1.89	1.35	1.85	(7.96)	(7.49)
2017	12.89	13.32	23,303	309,648	1.42	1.35	1.85	11.28	11.83
2016	11.58	11.91	19,130	227,279	1.82	1.35	1.85	6.49	7.03

FS-55

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Ivy:
Balanced
2020	14.24	14.58	1,773	25,309	1.40	1.35	1.85	12.02	12.58
2019	12.71	12.95	1,773	22,582	1.73	1.35	1.85	19.86	20.46
2018	10.61	10.75	1,773	18,831	-	1.35	1.85	(5.96)	(0.95)
2017	11.26	11.26	3,284	36,973	1.58	1.35	1.35	9.88	9.88
2016	10.25	10.25	3,167	32,455	-	1.35	1.35	1.93	1.93

FS-56

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2020	2019
Alger:
Capital App
Units issued	9,390	11,923
Units redeemed	(19,490)	(20,872)
Net increase(decrease)	(10,100)	(8,949)

Mid Cap
Units issued	19,272	25,382
Units redeemed	(34,755)	(39,004)
Net increase(decrease)	(15,483)	(13,622)

American Century:
Income & Growth
Units issued	339,056	384,224
Units redeemed	(350,150)	(395,753)
Net increase(decrease)	(11,094)	(11,529)

Value
Units issued	11,963	11,832
Units redeemed	(26,839)	(26,921)
Net increase(decrease)	(14,876)	(15,089)

Mid Cap Value
Units issued	39,998	45,317
Units redeemed	(41,549)	(48,115)
Net increase(decrease)	(1,551)	(2,798)

International
Units issued	1,271	2,810
Units redeemed	(1,897)	(3,129)
Net increase(decrease)	(626)	(319)

Scudder:
Capital Growth
Units issued	14,626	22,591
Units redeemed	(28,000)	(42,146)
Net increase(decrease)	(13,374)	(19,555)

International
Units issued	65,298	77,706
Units redeemed	(80,643)	(93,025)
Net increase(decrease)	(15,345)	(15,319)

FS-57

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Scudder, continued:
Money Market
Units issued	319,286	306,116
Units redeemed	(264,385)	(296,832)
Net increase(decrease)	54,901	9,284

Mid Value
Units issued	6,642	6,888
Units redeemed	(6,840)	(7,777)
Net increase(decrease)	(198)	(889)

Global
Units issued	127	445
Units redeemed	(49)	(1,796)
Net increase(decrease)	78	(1,351)

Franklin Templeton:
Growth Securities
Units issued	1,511	1,421
Units redeemed	(1,422)	(1,300)
Net increase(decrease)	89	121

Foreign Securities
Units issued	-	1
Units redeemed	(12,860)	(4,808)
Net increase(decrease)	(12,860)	(4,807)

Global Bond
Units issued	747,295	787,957
Units redeemed	(744,956)	(816,954)
Net increase(decrease)	2,339	(28,997)

Income
Units issued	5	112
Units redeemed	-	-
Net increase(decrease)	5	112

AIM:
Equity & Income
Units issued	-	-
Units redeemed	(56)	(58)
Net increase(decrease)	(56)	(58)

FS-58

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
AIM, continued:
Basic Value
Units issued	43	30
Units redeemed	(948)	(23)
Net increase(decrease)	(905)	7

American Franchise
Units issued	71,818	95,646
Units redeemed	(102,752)	(105,403)
Net increase(decrease)	(30,934)	(9,757)

Intl Growth
Units issued	82,177	99,498
Units redeemed	(91,229)	(109,407)
Net increase(decrease)	(9,052)	(9,909)

Global
Units issued	9,367	8,872
Units redeemed	(9,708)	(9,401)
Net increase(decrease)	(341)	(529)

Cap App
Units issued	1	-
Units redeemed	(3,575)	(387)
Net increase(decrease)	(3,574)	(387)

Global Securities
Units issued	5,223	5,219
Units redeemed	(20,623)	(21,380)
Net increase(decrease)	(15,400)	(16,161)

Growth & Income
Units issued	20,961	17,999
Units redeemed	(34,424)	(26,671)
Net increase(decrease)	(13,463)	(8,672)

Van Kampen:
Core+Fixed
Units issued	35,113	45,311
Units redeemed	(37,385)	(46,110)
Net increase(decrease)	(2,272)	(799)

FS-59

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Van Kampen, continued:
U.S. Real Estate
Units issued	540,232	483,694
Units redeemed	(518,751)	(513,649)
Net increase(decrease)	21,481	(29,955)

Emerging Markets
Units issued	535,876	588,944
Units redeemed	(558,992)	(614,824)
Net increase(decrease)	(23,116)	(25,880)

Neuberger Berman:
Regency
Units issued	13,345	11,897
Units redeemed	(14,518)	(14,177)
Net increase(decrease)	(1,173)	(2,280)

Equity
Units issued	37,794	205,163
Units redeemed	(53,691)	(45,655)
Net increase(decrease)	(15,897)	159,508

MFS:
Growth
Units issued	21,469	27,453
Units redeemed	(31,540)	(44,361)
Net increase(decrease)	(10,071)	(16,908)

Investor Trust
Units issued	22,507	24,396
Units redeemed	(32,025)	(36,677)
Net increase(decrease)	(9,518)	(12,281)

New Discovery
Units issued	25,533	37,211
Units redeemed	(44,997)	(44,302)
Net increase(decrease)	(19,464)	(7,091)

Total Return
Units issued	17,396	20,192
Units redeemed	(20,835)	(52,542)
Net increase(decrease)	(3,439)	(32,350)

FS-60

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
MFS, continued:
Utilities
Units issued	2,767	8,391
Units redeemed	(11,091)	(14,423)
Net increase(decrease)	(8,324)	(6,032)

High Yield
Units issued	48,508	61,855
Units redeemed	(66,875)	(73,716)
Net increase(decrease)	(18,367)	(11,861)

Research
Units issued	616,919	726,387
Units redeemed	(641,205)	(751,386)
Net increase(decrease)	(24,286)	(24,999)

Seligman:
Global Tech
Units issued	4,254	6,851
Units redeemed	(13,921)	(10,645)
Net increase(decrease)	(9,667)	(3,794)

Smaller Value
Units issued	49,948	54,923
Units redeemed	(80,204)	(94,956)
Net increase(decrease)	(30,256)	(40,033)

Summit:
EAFE Intl.
Units issued	768,406	828,302
Units redeemed	(780,281)	(857,825)
Net increase(decrease)	(11,875)	(29,523)

Barclays
Units issued	1,411,234	1,653,135
Units redeemed	(1,491,229)	(1,769,408)
Net increase(decrease)	(79,995)	(116,273)

S&P 500
Units issued	762,038	897,409
Units redeemed	(860,767)	(1,015,205)
Net increase(decrease)	(98,729)	(117,796)

FS-61

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit, continued:
Nasdaq 100
Units issued	199,310	291,192
Units redeemed	(242,239)	(334,472)
Net increase(decrease)	(42,929)	(43,280)

Russell
Units issued	275,072	288,961
Units redeemed	(298,760)	(316,045)
Net increase(decrease)	(23,688)	(27,084)

Midcap 400
Units issued	324,009	340,553
Units redeemed	(360,612)	(369,407)
Net increase(decrease)	(36,603)	(28,854)

Moderate
Units issued	1,082,938	1,245,486
Units redeemed	(1,104,812)	(1,289,887)
Net increase(decrease)	(21,874)	(44,401)

Mod. Growth
Units issued	95,900	120,380
Units redeemed	(100,119)	(126,490)
Net increase(decrease)	(4,219)	(6,110)

Calvert:
Balanced
Units issued	16,248	34,876
Units redeemed	(40,817)	(55,927)
Net increase(decrease)	(24,569)	(21,051)

Fidelity:
Contrafund SC2
Units issued	9,322	11,687
Units redeemed	(17,940)	(20,083)
Net increase(decrease)	(8,618)	(8,396)

Equity Inc. SC2
Units issued	5,839	7,368
Units redeemed	(7,466)	(12,733)
Net increase(decrease)	(1,627)	(5,365)

FS-62

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
High Inc. SC2
Units issued	683,527	753,788
Units redeemed	(694,615)	(783,359)
Net increase(decrease)	(11,088)	(29,571)

Mid Cap SC2
Units issued	4,686	5,812
Units redeemed	(5,623)	(7,555)
Net increase(decrease)	(937)	(1,743)

Inv. Bond SC2
Units issued	1,407,911	1,660,473
Units redeemed	(1,447,756)	(1,745,249)
Net increase(decrease)	(39,845)	(84,776)

Third Avenue:
Value
Units issued	10,235	11,689
Units redeemed	(19,200)	(17,538)
Net increase(decrease)	(8,965)	(5,849)

T. Rowe:
Blue Chip
Units issued	242,714	316,727
Units redeemed	(276,441)	(328,041)
Net increase(decrease)	(33,727)	(11,314)

Pimco:
Total Return
Units issued	57,319	48,884
Units redeemed	(51,616)	(61,686)
Net increase(decrease)	5,703	(12,802)

Low Duration
Units issued	143,859	164,790
Units redeemed	(153,898)	(164,237)
Net increase(decrease)	(10,039)	553

Real Return
Units issued	-	1,503
Units redeemed	-	(764)
Net increase(decrease)	-	739

FS-63

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Ibbotson:
Growth
Units issued	7	2
Units redeemed	(4)	(3)
Net increase(decrease)	3	(1)

Income
Units issued	117	128
Units redeemed	(9)	(5)
Net increase(decrease)	108	123

Balanced
Units issued	916	950
Units redeemed	(812)	(3,166)
Net increase(decrease)	104	(2,216)

Ivy:
Balanced
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-64